Earnings Per Share (Schedule Of Reconciliation Of Weighted Average Common Shares To Diluted Average Common Shares) (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Earnings Per Share [Abstract]
Weighted average common shares outstanding - basic	260,574,000	235,699,000	234,431,000
Effect of dilutive securities	2,287,000	0	0
Weighted average common shares outstanding - diluted	262,861,000	235,699,000	234,431,000